DARPA Grant Revenue - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
DARPA Grant Revenue Disclosure [Line Items]
Allowable costs of reimbursable	$ 5,000
Prepaid expenses and other current assets		$ 1,154		$ 1,154		$ 1,362
DARPA Grant Revenue [Member]
DARPA Grant Revenue Disclosure [Line Items]
Revenues		700	$ 0	700	$ 0
Prepaid expenses and other current assets		$ 500		$ 500		$ 500